Loans at amortized cost, etc. - Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 4,330,470		₩ 3,650,813
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision (reversal)		1,862,013		2,114,442
Charge off		(1,536,101)	[1]	(1,649,416)	[2]
Amortization of discount		(35,031)		(30,912)
Disposal		(424,838)		(97,147)
Collection		361,038		358,493
Others	[3]	8,380		(15,803)
Ending balance		4,565,931		4,330,470
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		243,266		264,836
Transfer (from) to 12 months expected credit losses		40,874		25,984
Transfer (from) to lifetime expected credit losses		(24,178)		(28,336)
Transfer (from) to credit- impaired financial assets		(15,753)		(13,823)
Provision (reversal)		21,772		(4,029)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	2,552		(1,366)
Ending balance		268,533		243,266
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		207,362		165,090
Transfer (from) to 12 months expected credit losses		(39,258)		(24,982)
Transfer (from) to lifetime expected credit losses		50,652		44,543
Transfer (from) to credit- impaired financial assets		(21,007)		(32,129)
Provision (reversal)		25,003		56,164
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(261)		(177)
Collection		0		0
Others	[3]	526		(1,147)
Ending balance		223,017		207,362
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		283,191		264,530
Transfer (from) to 12 months expected credit losses		(1,616)		(1,002)
Transfer (from) to lifetime expected credit losses		(26,474)		(16,207)
Transfer (from) to credit- impaired financial assets		36,760		45,952
Provision (reversal)		392,200		429,789
Charge off		(393,809)	[1]	(489,511)	[2]
Amortization of discount		(13,501)		(12,327)
Disposal		(53,538)		(40,297)
Collection		112,627		101,653
Others	[3]	4,251		611
Ending balance		340,091		283,191
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		789,050		560,207
Transfer (from) to 12 months expected credit losses		140,511		92,347
Transfer (from) to lifetime expected credit losses		(79,310)		(69,404)
Transfer (from) to credit- impaired financial assets		(5,838)		(7,456)
Provision (reversal)		(123,593)		225,719
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(2,946)		(36)
Collection		0		0
Others	[3]	7,231		(12,327)
Ending balance		725,105		789,050
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		994,345		840,557
Transfer (from) to 12 months expected credit losses		(137,260)		(92,254)
Transfer (from) to lifetime expected credit losses		86,108		74,346
Transfer (from) to credit- impaired financial assets		(84,444)		(47,157)
Provision (reversal)		23,937		223,266
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(19,347)		(240)
Collection		0		0
Others	[3]	9,565		(4,173)
Ending balance		872,904		994,345
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		628,487		487,239
Transfer (from) to 12 months expected credit losses		(3,251)		(93)
Transfer (from) to lifetime expected credit losses		(6,798)		(4,942)
Transfer (from) to credit- impaired financial assets		90,282		54,613
Provision (reversal)		760,786		456,854
Charge off		(450,932)	[1]	(352,324)	[2]
Amortization of discount		(27,710)		(25,929)
Disposal		(90,141)		(56,118)
Collection		75,082		69,674
Others	[3]	(16,997)		(487)
Ending balance		958,808		628,487
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		230,286		211,112
Transfer (from) to 12 months expected credit losses		25,333		23,474
Transfer (from) to lifetime expected credit losses		(19,981)		(18,412)
Transfer (from) to credit- impaired financial assets		(2,696)		(2,023)
Provision (reversal)		30,805		15,525
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	167		610
Ending balance		263,914		230,286
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		460,848		471,473
Transfer (from) to 12 months expected credit losses		(25,273)		(23,422)
Transfer (from) to lifetime expected credit losses		20,177		18,557
Transfer (from) to credit- impaired financial assets		(4,919)		(3,402)
Provision (reversal)		(32,602)		(3,720)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	24		1,362
Ending balance		418,255		460,848
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		462,554		355,975
Transfer (from) to 12 months expected credit losses		(60)		(52)
Transfer (from) to lifetime expected credit losses		(196)		(145)
Transfer (from) to credit- impaired financial assets		7,615		5,425
Provision (reversal)		751,753		711,724
Charge off		(685,877)	[1]	(805,454)	[2]
Amortization of discount		6,180		7,344
Disposal		(257,543)		(155)
Collection		172,842		186,715
Others	[3]	848		1,177
Ending balance		458,116		462,554
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		13,372		13,882
Transfer (from) to 12 months expected credit losses		85		213
Transfer (from) to lifetime expected credit losses		(1,310)		(305)
Transfer (from) to credit- impaired financial assets		0		(7)
Provision (reversal)		412		(348)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	189		(63)
Ending balance		12,748		13,372
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		10,371		9,218
Transfer (from) to 12 months expected credit losses		(85)		(213)
Transfer (from) to lifetime expected credit losses		1,310		305
Transfer (from) to credit- impaired financial assets		(60)		(25)
Provision (reversal)		6,016		1,095
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(1)		(9)
Collection		0		0
Others	[3]	24		0
Ending balance		17,575		10,371
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		7,338		6,694
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		60		32
Provision (reversal)		5,524		2,403
Charge off		(5,483)	[1]	(2,127)	[2]
Amortization of discount		0		0
Disposal		(1,061)		(115)
Collection		487		451
Others	[3]	0		0
Ending balance		6,865		7,338
Due from banks at amortized cost and other financial assets
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		486,569		381,407
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision (reversal)		113,662		90,770
Charge off		(61,157)		(28,665)
Disposal		(15,067)		(178)
Collection		3,292		2,198
Others	[3]	68,347		41,037
Ending balance		595,646		486,569
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		332,951		296,346
Transfer (from) to 12 months expected credit losses		1,262		364
Transfer (from) to lifetime expected credit losses		(5,414)		(40,026)
Transfer (from) to credit- impaired financial assets		(178)		(228)
Provision (reversal)		175		44,035
Charge off		0		0
Disposal		(1)		0
Collection		0		0
Others	[3]	65,689		32,460
Ending balance		394,484		332,951
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		15,650		10,440
Transfer (from) to 12 months expected credit losses		(1,229)		(299)
Transfer (from) to lifetime expected credit losses		5,441		40,041
Transfer (from) to credit- impaired financial assets		(5,715)		(37,000)
Provision (reversal)		629		2,326
Charge off		0		0
Disposal		(38)		0
Collection		0		0
Others	[3]	14		142
Ending balance		14,752		15,650
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		137,968		74,621
Transfer (from) to 12 months expected credit losses		(33)		(65)
Transfer (from) to lifetime expected credit losses		(27)		(15)
Transfer (from) to credit- impaired financial assets		5,893		37,228
Provision (reversal)		112,858		44,409
Charge off		(61,157)		(28,665)
Disposal		(15,028)		(178)
Collection		3,292		2,198
Others	[3]	2,644		8,435
Ending balance		₩ 186,410		₩ 137,968

[1]	The amount of uncollected loans currently in recovery (principal and interest) is W10,268,898 million, which is written off as of December 31, 2024.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W9,964,573 million, which is written off as of December 31, 2023.
[3]	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.